Property and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2022	83	422	505
Additions	8	11	19
Disposals	(1)	—	(1)
Exchange differences	2	15	17
At December 31, 2022	92	448	540
Additions	4	4	8
Disposals	(1)	—	(1)
Exchange differences	(2)	(8)	(10)
At December 31, 2023	93	444	537
Accumulated depreciation and impairment loss
At January 1, 2022	(46)	(87)	(133)
Depreciation charge	(15)	(44)	(59)
Disposals	1	—	1
Exchange differences	—	(1)	(1)
At December 31, 2022	(60)	(132)	(192)
Depreciation charge	(14)	(40)	(54)
Impairment charge	(7)	(42)	(49)
Disposals	1	—	1
Exchange differences	1	3	4
At December 31, 2023	(79)	(211)	(290)
Cost, net accumulated depreciation and impairment loss
At December 31, 2022	32	316	348
At December 31, 2023	14	233	247
During the year ended December 31, 2023, we recorded €49 million of impairment charges for leasehold improvements and property and equipment in connection with the Office Space Optimization Initiative. These charges are included in the consolidated statement of operations for year ended December 31, 2023 as follows. See Note 11 for additional information.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	3
Research and development	29
Sales and marketing	10
General and administrative	7
Total	49
There were no impairment charges recognized for the year ended December 31, 2022.
The Group had €4 million and €8 million of leasehold improvements that were not placed into service as of December 31, 2023 and 2022, respectively.